LOSS PER SHARE (Details- Schedule of computation of basic and diluted) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss for the year attribute to the Company	$ (633,441)	$ (20,894)
Weighted average number of common shares outstanding, basic	151,096,262	151,096,262
Weighted average number of common shares outstanding, diluted	151,096,262	151,096,262
Basic loss per common share	$ (0.00)	$ (0.00)
Diluted loss per common share	$ (0.00)	$ (0.00)